RELATED PARTY TRANSACTIONS - Balances outstanding (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Anta Sports and subsidiaries | Current payables (purchases of goods and services)
Disclosure of transactions between related parties [line items]
Amount payable to related parties	$ 6.3	$ 5.3
Anta Sports and subsidiaries | Current receivables (sales of goods)
Disclosure of transactions between related parties [line items]
Accounts receivable to related parties	0.0	0.0
Parent company (Amer Sports Holding (Cayman) Limited) | Accounts receivable, net
Disclosure of transactions between related parties [line items]
Accounts receivable to related parties	18.0	16.7
Parent company (Amer Sports Holding (Cayman) Limited) | Prepaid interest
Disclosure of transactions between related parties [line items]
Accounts receivable to related parties		40.3
Parent company (Amer Sports Holding (Cayman) Limited) | Other receivables
Disclosure of transactions between related parties [line items]
Accounts receivable to related parties	13.3	11.2
Parent company (Amer Sports Holding (Cayman) Limited) | Loans from related parties taken in 2022
Disclosure of transactions between related parties [line items]
Amount payable to related parties	11.9	11.1
Parent company (Amer Sports Holding (Cayman) Limited) | Interest expenses
Disclosure of transactions between related parties [line items]
Amount payable to related parties	0.8	0.4
Key management | Provisions short and long-term incentive
Disclosure of transactions between related parties [line items]
Amount payable to related parties	17.9	$ 3.7
Low Tide Properties Ltd. | Right-of-use asset / Lease liability
Disclosure of transactions between related parties [line items]
Amount payable to related parties	0.9
Amer Sports Management Company (Cayman) Limited
Disclosure of transactions between related parties [line items]
Amount payable to related parties	$ 11.9
Amer Sports Management Company (Cayman) Limited | Class B Share Capital
Disclosure of transactions between related parties [line items]
Number of shares held by related party	352,193
Value of shares held by related party	$ 1.8
Percentage of Company's total outstanding shares held by the related party (as a percent)	0.30%